SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Public Offering

On August 9, 2022 the Company completed an offering (the “Offering”) of 11,050,000,000 ordinary shares represented by 2,210,000 ADSs at a purchase price of $5.00 per ADS and pre-funded warrants (the “Pre-Funded Warrants”) to purchase 5,750,000,000 ordinary shares represented by 1,150,000 ADSs at a per pre-funded warrant price of $4.9999, with each ADS and Pre-Funded Warrant accompanied by an ordinary warrant (the “Common Warrant”), for aggregate gross proceeds of $16.8 million, resulting in net proceeds of approximately $15.0 million, after deducting the placement agent’s fees and estimated offering expenses payable by the Company, and excluding the proceeds, if any, from the subsequent exercise of the Common Warrants. Each Common Warrant has an exercise price of $5.00 per ADS and expires on the fifth anniversary of the Closing Date. On the Closing Date, the holder of Pre-Funded Warrants sold in the Offering exercised its Pre-Funded Warrants in full.

In connection with the Offering, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors. The Purchase Agreement provided that for a period of 180 days following the closing of the Offering, the Company will not effect or enter into an agreement to effect a “variable rate transaction” as defined in the Purchase Agreement. Further, the Company has agreed in the Purchase Agreement not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs or ordinary shares or their equivalents, subject to certain exceptions, for a period of 90 days after the closing of the Offering. The Purchase Agreement also contained representations, warranties, indemnification and other provisions customary for transactions of this nature.

ADS Ratio Change

On July 12, 2022, our Board of Directors approved the change in the ratio of ADS evidencing ordinary shares from 1 ADS representing four hundred (400) ordinary shares to 1 ADS representing five thousand (5,000) ordinary shares, which will result in a one for 12.5 reverse split of the issued and outstanding ADSs (the “Ratio Change”). The Ratio Change was effective August 1, 2022. All ADS and related option and warrant information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the reduced number of ADSs resulting from the Ratio Change.

Agreements with Altium Growth Fund, LP and Altium Warrant Exercises

On July 14, 2022, the Company, Quoin Inc. and Altium entered into an agreement (the “Altium Agreement”), pursuant to which the parties agreed to, among other things, (i) amend certain terms of the Series A Warrant and Investor Exchange Warrants previously issued to Altium to, among other things, reduce the exercise price to $0.00 per ADS with respect to a total of 399,999 ADSs, (ii) cancel the Series C Warrant and the remaining portion of the Series A Warrant previously issued to Altium, and (iii) terminate the Purchase Agreements, pursuant to which the warrants were previously issued to Altium. From July 15, 2022 to August 2, 2022, Altium exercised Series A Warrant to purchase 300,925 ADSs and Investor Exchange Warrants to purchase 99,074 ADSs at $0.00 per ADS exercise price, and we issued a total of 399,999 ADSs to Altium. As a result of the exercises and cancellation, there are no warrants outstanding to Altium at the financial statement issuance date.

The exercise price of the warrants held by the 2020 noteholders was also reduced to $0.00 as of July 14, 2022 as a result of the Altium Agreement. From July 15, 2022 to August 10, 2022, the 2020 Noteholders exercised warrants to purchase 26,172 ADSs at $0.00 per ADS exercise price, and we issued a total of 26,172 ADSs to such noteholders. As a result of the exercises, there were 3,216 warrants outstanding at the financial statement issuance date.

Shares and Warrants Outstanding

As a result of the above described events, there are 23,996,009,799 ordinary shares outstanding as of the financial statement filing date, 99.99% of which are represented by 4,799,129 ADSs.

The warrants outstanding as of the financial statement filing date are set out below, exercisable into ADSs:

		Exercise	Year of
	ADSs	Price	maturity
Warrants held by 2020 noteholders	3,216	$0	2027
Warrants held by former Cellect warrant holders	8,820	$137.5	2024
Common Warrants issued in the Offering	3,360,000	$5.00	2027
Total	3,372,036